Net revenue (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net revenue
Total contract assets	R$ 217,250	R$ 134,388
Gross amount
Net revenue
Expected credit losses	(653)	(1,059)
Total contract assets	217,250	134,388
Contract assets
Net revenue
Expected credit losses	(673)	(913)	R$ (675)
Due from US market | Gross amount
Net revenue
Total contract assets	94,613	80,107
Due from Brazil market | Gross amount
Net revenue
Total contract assets	104,836	50,350
Due from other markets | Gross amount
Net revenue
Total contract assets	R$ 18,474	R$ 4,844